SUPPLEMENT TO THE PROSPECTUSES AND

STATEMENT OF ADDITIONAL INFORMATION

OF

  WELLS FARGO ADVANTAGE INTERNATIONAL EQUITY FUNDS

ForEmerging Markets Equity Fund (the “Fund”)

                Effective October 1, 2011, Derrick Irwin, CFA will act as Portfolio Manager supporting Senior Portfolio Manager Yi (Jerry) Zhang, PhD, CFA for the Fund.  Mr. Irwin’s biographical description is included among the Portfolio Manager biographies listed for Wells Capital Management as follows:

“Mr. Irwin is a Portfolio Manager and senior analyst with the Berkeley Street Emerging Markets team at Wells Capital Management. He joined Wells Capital from Evergreen Investments, where he served in a similar role since 2005. Earlier, he served as an analyst with Advest Inc. and as a portfolio manager with Goldman Sachs & Co. He began his investment industry career in 1993 as an analyst with Merrill Lynch & Co. Mr. Irwin earned a bachelor’s degree in economics from Colgate University and a master’s degree in business administration with an emphasis in finance from the University of Pennsylvania. He has earned the right to use the CFA designation and is a member of the Boston Security Analysts Society.”

                The Management of Other Accountsand Beneficial Ownership in the Funds tables in the section entitled “Portfolio Managers” in the Statement of Additional Information are amended, respectively, to add the following information:

                Wells Capital Management

Derrick Irwin, CFA[1]	Registered Investment Companies
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Accounts
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0

1 Mr. Irwin became portfolio manager of the Fund on October 1, 2011. The information presented in this table is as of October 31, 2010, at which time he was not a manager of the Fund.

Portfolio Manager	Fund	Beneficial Ownership
Wells Capital Management
Derrick Irwin, CFA	Emerging Markets Equity Fund	$0

September 30, 2011                                                                                                                                                            IER101/P301SP